Business combination and goodwill - Movement in the deferred purchase price (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred purchase price
Opening balance	$ 1,207,682	$ 7,619,581
Change in fair value	1,865,274	(727,134)
Issuance of shares	(1,924,943)	(306,936)
Settlements		(5,377,829)
Ending balance	$ 1,148,013	$ 1,207,682